Annual Total Returns- Janus Henderson Money Market Fund (Class T Shares) [BarChart] - Class T Shares - Janus Henderson Money Market Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	none	none	none	0.01%	0.34%	1.40%	1.71%	0.27%